Concentrations - Schedule of Major Customers and Major Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue	$ 429,827
Concentration risk percentage	35.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	53.00%		57.00%
Accounts receivable	$ 3,355,990		$ 3,961,809
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	26.00%		25.00%
Accounts receivable	$ 1,627,500		$ 1,697,673
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	16.00%		14.00%
Accounts receivable	$ 1,012,218		$ 982,111
Customer Concentration Risk [Member] | Major Customers [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenue	$ 429,827
Concentration risk percentage	35.00%
Customer Concentration Risk [Member] | Major Customers [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	95.00%		96.00%
Accounts receivable	$ 5,995,708		$ 6,641,593
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	38.00%
Purchase	$ 385,782
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	20.00%		29.00%
Accounts payable	$ 50,000		$ 85,860
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	8.00%	11.00%
Purchase	$ 77,797	$ 59,123
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	1.00%	14.00%
Purchase	$ 6,692	$ 72,358
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage			16.00%
Accounts payable			$ 46,660
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	11.00%
Accounts payable	$ 27,943
Supplier Concentration Risk [Member] | Major Suppliers [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	47.00%	25.00%
Purchase	$ 470,271	$ 131,481
Supplier Concentration Risk [Member] | Major Suppliers [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Concentration risk percentage	31.00%		45.00%
Accounts payable	$ 77,943		$ 132,520